COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	32.8%
BANKS	4.0%
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b),(c)		217,434	$5,544,567
Dime Community Bancshares, Inc., 5.50%(c)		21,921	475,686
Fifth Third Bancorp, 6.00%, Class B(c)		60,530	1,512,645
First Horizon Corp., 6.50%(a),(c)		330,219	8,420,584
First Republic Bank/CA, 4.50%, Series N(a),(c)		70,000	1,389,500
Fulton Financial Corp., 5.125%, Series A(a),(c)		3,100	65,565
PacWest Bancorp, 7.75% to 9/1/27, Series A(b),(c)		143,972	3,725,995
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b),(c)		136,304	3,389,880
Signature Bank/New York NY, 5.00%, Series a(a),(c)		193,054	3,660,304
Texas Capital Bancshares, Inc., 5.75%, Series B(a),(c)		230,425	5,230,647
Washington Federal, Inc., 4.875%, Series A(a),(c)		228,513	4,636,529
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b),(c)		120,000	3,042,000
Wells Fargo & Co., 4.75%, Series Z(a),(c)		246,369	5,230,414
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b),(c)		82,542	1,772,177

			48,096,493

ELECTRIC	3.8%
CMS Energy Corp., 5.875%, due 10/15/78(a)		80,000	1,990,400
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b),(c)		462,414	10,279,463
SCE Trust VI, 5.00% (TruPS)(a),(c)		385,394	8,008,487
WESCO International, Inc., 10.625% to 6/22/25, Series A(b),(c)		941,912	25,620,007

			45,898,357

ELECTRIC—FOREIGN	0.5%
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a),(c)		60,526	1,243,204
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)		214,600	4,322,044

			5,565,248

ENERGY—FOREIGN	0.2%
TC Energy Corp., 3.762% to 10/30/24, Series 9 (Canada)(a),(b),(c)		200,000	2,405,021

FINANCIAL	7.2%
DIVERSIFIED FINANCIAL SERVICES	4.0%
Apollo Asset Management, Inc., 6.375%, Series A(a),(c)		342,205	8,640,676
Apollo Asset Management, Inc., 6.375%, Series B(a),(c)		157,225	3,985,654
Federal Agricultural Mortgage Corp., 4.875%, Series G(c)		410,836	8,533,064
Oaktree Capital Group LLC, 6.625%, Series A(a),(c)		304,143	7,272,059
Oaktree Capital Group LLC, 6.55%, Series B(a),(c)		697,421	16,717,181

		Shares	Value
Synchrony Financial, 5.625%, Series A(a),(c)		122,206	$2,420,901

			47,569,535

INVESTMENT BANKER/BROKER	3.2%
Charles Schwab Corp./The, 5.95%, Series D(a),(c)		109,140	2,744,871
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b),(c)		715,397	18,042,312
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b),(c)		289,449	7,398,317
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b),(c)		99,996	2,514,899
Morgan Stanley, 6.50%, Series P(a),(c)		323,478	8,423,367

			39,123,766

TOTAL FINANCIAL			86,693,301

INDUSTRIALS—CHEMICALS	0.9%
CHS, Inc., 7.50%, Series 4(c)		417,538	10,764,130

INSURANCE	8.8%
LIFE/HEALTH INSURANCE	6.1%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b),(c)		393,502	10,022,496
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b),(c)		516,566	13,198,261
Athene Holding Ltd., 4.875%, Series D(a),(c)		243,569	4,873,816
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b),(c)		357,979	9,447,066
Brighthouse Financial, Inc., 5.375%, Series C(a),(c)		662,200	13,442,660
CNO Financial Group, Inc., 5.125%, due 11/25/60(a)		51,283	932,325
Equitable Holdings, Inc., 5.25%, Series A(a),(c)		213,915	4,838,757
Lincoln National Corp., 9.00%, Series D(a),(c)		465,984	13,397,040
Prudential Financial, Inc., 5.95%, due 9/1/62(a)		140,600	3,585,300

			73,737,721

MULTI-LINE	0.3%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(a),(b)		164,250	3,758,040

PROPERTY CASUALTY	0.8%
Assurant, Inc., 5.25%, due 1/15/61(a)		75,306	1,726,014
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b),(c)		351,514	8,446,881

			10,172,895

REINSURANCE	1.1%
Arch Capital Group Ltd., 5.45%, Series F(a),(c)		125,765	3,032,194
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a),(b)		363,200	9,675,648

			12,707,842

		Shares	Value
REINSURANCE—FOREIGN	0.5%
SiriusPoint Ltd., 8.00% to 2/26/26, Series B (Bermuda)(b),(c)		228,000	$5,592,840

TOTAL INSURANCE			105,969,338

INTEGRATED TELECOMMUNICATIONS SERVICES	1.7%
Telephone and Data Systems, Inc., 6.625%, Series UU(a),(c)		244,943	4,739,647
Telephone and Data Systems, Inc., 6.00%, Series VV(a),(c)		392,182	6,792,592
United States Cellular Corp., 5.50%, due 3/1/70(a)		247,168	4,584,967
United States Cellular Corp., 5.50%, due 6/1/70(a)		230,835	4,318,923

			20,436,129

PIPELINES	1.7%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b),(c)		209,117	5,058,540
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b),(c)		611,093	14,666,232

			19,724,772

PIPELINES—FOREIGN	0.5%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(a),(b),(c)		100,000	2,247,000
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a),(b),(c)		300,000	3,506,069
Enbridge, Inc., 4.449% to 3/1/24, Series 7 (Canada)(a),(b),(c)		55,500	692,837

			6,445,906

REAL ESTATE	2.4%
DATA CENTERS	0.7%
DigitalBridge Group, Inc., 7.125%, Series H(c)		208,835	4,690,434
DigitalBridge Group, Inc., 7.125%, Series J(c)		162,502	3,615,670

			8,306,104

HOTEL	0.5%
Chatham Lodging Trust, 6.625%, Series A(c)		85,000	1,945,650
Pebblebrook Hotel Trust, 6.375%, Series G(c)		216,552	4,567,082

			6,512,732

OFFICE	1.2%
Arbor Realty Trust, Inc., 6.375%, Series D(c)		175,000	3,571,750
Brookfield Property Preferred LP, 6.25%, due 7/26/81(a)		450,000	8,563,500
Vornado Realty Trust, 5.25%, Series N(a),(c)		101,180	1,838,440

			13,973,690

TOTAL REAL ESTATE			28,792,526

		Shares		Value
UTILITIES	1.1%
ELECTRIC—FOREIGN	0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%, due 4/30/26 (Canada)(a)		208,034		$3,696,764
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a),(c)		168,056		3,082,147

				6,778,911

GAS—DISTRIBUTION	0.5%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b),(c)		240,043		6,128,298

TOTAL UTILITIES				12,907,209

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$437,398,083)				393,698,430

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	118.0%
BANKS	40.1%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b),(c)		$13,580,000		10,456,600
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b),(c)		12,511,000		11,994,921
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b),(c)		32,500,000		32,594,250
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b),(c)		4,400,000		4,415,400
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b),(c)		28,520,000		28,573,618
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b),(c)		3,585,000		3,644,870
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b),(c)		9,223,000		9,291,822
Capital One Financial Corp., 3.95% to 9/1/26, Series M(b),(c)		1,631,000		1,419,685
Citigroup, Inc., 3.875% to 2/18/26, Series X(b),(c)		4,370,000		4,000,298
Citigroup, Inc., 4.00% to 12/10/25, Series W(b),(c)		2,919,000		2,707,785
Citigroup, Inc., 4.15% to 11/15/26, Series Y(b),(c)		1,685,000		1,503,863
Citigroup, Inc., 5.95% to 5/15/25, Series P(b),(c)		22,150,000		21,613,401
Citigroup, Inc., 6.25% to 8/15/26, Series T(b),(c)		26,476,000		26,715,343
Citigroup, Inc., 8.87% (3 Month US LIBOR + 4.068%), Series A (FRN)(c),(d)		27,331,000		27,617,976
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(b),(c)		10,664,000		10,557,147
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(b),(c)		1,415,000		1,362,504
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b),(c)		6,590,000		6,670,040
Comerica, Inc., 5.625% to 7/1/25, Series A(b),(c)		9,060,000		8,904,492
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(e)		7,000	†	700,438
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(b),(c)		4,684,000		4,084,916
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(b),(c)		2,132,000		1,899,034

		Principal Amount	Value
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(b),(c)		$7,097,000	$7,052,644
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b),(c)		7,141,000	7,049,601
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b),(c)		2,331,000	2,328,086
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b),(c)		6,200,000	6,188,375
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b),(c)		14,592,000	14,737,920
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b),(c)		46,075,000	46,568,233
M&T Bank Corp., 6.45% to 2/15/24, Series E(b),(c)		9,864,000	9,857,668
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a),(b),(c)		2,502,000	2,495,495
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b),(c)		12,150,000	12,184,020
PNC Financial Services Group, Inc./The, 8.492% (3 Month US LIBOR + 3.678%), Series O (FRN)(a),(c),(d)		36,347,000	36,440,460
Regions Financial Corp., 5.75% to 6/15/25, Series D(b),(c)		10,429,000	10,385,062
SVB Financial Group, 4.00% to 5/15/26, Series C(b),(c)		11,130,000	8,924,797
SVB Financial Group, 4.25% to 11/15/26, Series D(b),(c)		11,350,000	9,090,215
SVB Financial Group, 4.70% to 11/15/31, Series E(b),(c)		6,030,000	4,643,100
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b),(c)		4,000,000	3,842,860
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b),(c)		9,950,000	9,875,375
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b),(c)		10,787,000	10,506,505
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b),(c)		2,239,000	2,026,071
US Bancorp, 3.70% to 1/15/27, Series N(a),(b),(c)		6,495,000	5,691,244
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b),(c)		20,850,000	19,234,125
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b),(c)		32,785,000	32,709,594

			482,559,853

BANKS—FOREIGN	28.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(b),(c),(f),(g)		4,000,000	4,006,127
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(b),(c),(f),(g)		3,600,000	3,893,644
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(b),(c),(f),(g)		1,800,000	1,812,131
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(b),(c),(f),(g)		800,000	799,089
Banco de Sabadell SA, 9.375% to 7/18/28, (Spain)(c),(f),(g)		4,000,000	4,532,873
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(b),(c),(e),(g)		1,000,000	884,307
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(b),(c),(f),(g)		8,675,000	9,432,632
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(a),(b)		16,800,000	17,899,900
Barclays Bank PLC, 6.278% to 12/15/34 (United Kingdom)(b),(c)		6,720,000	6,703,499
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(c),(g)		2,000,000	1,912,480

	Principal Amount	Value
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(c),(g)	$12,200,000	$12,184,750
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(c),(g)	19,200,000	19,327,680
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b),(c),(f),(g)	11,200,000	14,121,106
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(b),(c),(e),(g)	4,000,000	4,027,020
BNP Paribas SA, 7.375% to 6/11/30 (France)(b),(c),(f),(g)	1,600,000	1,783,753
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)(b),(c),(e),(g)	23,000,000	23,862,500
BNP Paribas SA, 9.25% to 11/17/27, 144A (France)(b),(c),(e),(g)	7,000,000	7,619,500
Commerzbank AG, 7.00% to 4/9/25 (Germany)(b),(c),(f),(g)	5,000,000	4,936,055
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)(b),(c),(e),(g)	1,000,000	852,900
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e),(g)	5,400,000	5,347,725
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(e),(g)	7,800,000	7,815,600
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e),(g)	4,460,000	4,612,287
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(e),(g)	4,800,000	3,900,000
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(e),(g)	8,600,000	7,053,290
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(b),(c),(e),(g)	17,000,000	15,780,370
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(b),(c),(e),(g)	9,400,000	9,141,500
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(b),(c),(g)	3,200,000	2,920,493
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(b),(c),(g)	8,000,000	7,735,040
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(b),(c),(f),(g)	7,000,000	8,162,717
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(b),(c),(e)	4,450,000	5,607,000
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(b),(c),(f),(g)	1,200,000	1,006,391
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(b),(c),(f),(g)	5,600,000	5,512,500
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(b),(c),(e),(g)	8,800,000	8,329,174
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(b),(c),(g)	9,600,000	9,541,632
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(b),(c),(g)	4,000,000	3,971,000
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(c),(g)	2,000,000	1,915,000
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b),(c),(g)	11,200,000	11,339,496
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(c),(f),(g)	3,800,000	3,806,365
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(b),(c),(e),(g)	1,200,000	1,034,915

		Principal Amount	Value
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(b),(c),(e),(g)		$6,800,000	$6,349,201
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(c),(e),(g)		13,294,000	13,260,765
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(b),(c),(f),(g)		1,700,000	1,916,306
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(b),(c),(e),(g)		4,400,000	4,457,750
Societe Generale SA, 9.375% to 11/22/27, 144A (France)(b),(c),(e),(g)		6,200,000	6,672,750
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(c),(f),(g)		3,400,000	2,925,935
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(a),(b)		11,975,000	12,738,406
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(b),(c),(f),(g)		8,200,000	8,161,665
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(b),(c),(f),(g)		4,400,000	4,446,750
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(b),(c),(e),(g)		6,200,000	6,176,564
UniCredit SpA, 8.00% to 6/3/24 (Italy)(b),(c),(f),(g)		8,570,000	8,489,656
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(b),(c),(f),(g)		2,800,000	3,217,065

			343,937,254

ELECTRIC	3.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(b),(c)		4,518,000	4,447,406
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b),(c)		16,338,000	14,704,200
Duke Energy Corp., 4.875% to 9/16/24(b),(c)		6,000,000	5,795,906
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(a),(b)		1,250,000	1,092,749
Southern California Edison Co., 9.013% (3 Month US LIBOR + 4.199%), Series E (FRN)(c),(d)		9,175,000	9,106,188
Southern Co./The, 5.113%, due 8/1/27(a)		3,920,000	3,990,477

			39,136,926

ELECTRIC—FOREIGN	4.2%
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(b),(c),(f)		7,600,000	8,055,784
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(c),(e)		1,900,000	1,850,600
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(b),(c),(f)		13,400,000	15,391,112
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(b),(c),(f)		5,200,000	5,805,365

		Principal Amount	Value
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		$19,575,000	$19,298,663

			50,401,524

FINANCIAL	9.8%
CREDIT CARD	2.1%
American Express Co., 3.55% to 9/15/26, Series D(b),(c)		3,381,000	2,999,960
Discover Financial Services, 5.50% to 10/30/27, Series C(b),(c)		8,776,000	7,755,790
Discover Financial Services, 6.125% to 6/23/25, Series D(b),(c)		14,894,000	14,802,405

			25,558,155

DIVERSIFIED FINANCIAL SERVICES	0.8%
Aircastle Ltd., 5.25% to 6/15/26, Series A, 144A(b),(c),(e)		2,920,000	2,409,000
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(e)		3,950,000	3,062,931
ILFC E-Capital Trust II, 6.538% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(d),(e)		5,352,000	3,580,986

			9,052,917

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.2%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(c),(f),(g)		2,400,000	2,400,005

INVESTMENT BANKER/BROKER	6.7%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b),(c)		6,235,000	5,371,453
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b),(c)		29,848,000	27,539,257
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b),(c)		47,630,000	47,496,636

			80,407,346

TOTAL FINANCIAL			117,418,423

FOOD	0.4%
Land O’ Lakes, Inc., 7.00%, 144A(c),(e)		3,600,000	3,189,690
Land O’ Lakes, Inc., 7.25%, 144A(c),(e)		1,600,000	1,424,000

			4,613,690

INSURANCE	16.7%
FINANCE	0.1%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(e)		2,023,000	1,734,196

LIFE/HEALTH INSURANCE	6.8%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(a),(b),(e)		11,695,000	11,650,327
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b),(c)		2,797,000	3,097,677

		Principal Amount	Value
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(a),(e)		$2,500,000	$2,756,245
MetLife, Inc., 9.25%, due 4/8/38, 144A(a),(e)		2,500,000	3,022,163
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a),(b)		27,666,000	27,561,284
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a),(b)		13,134,000	13,119,105
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(b),(c),(e)		8,120,000	6,242,656
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(b),(c),(e)		7,813,000	6,486,169
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		3,000,000	2,989,170
Voya Financial, Inc., 6.125% to 9/15/23, Series A(b),(c)		5,300,000	5,296,820

			82,221,616

LIFE/HEALTH INSURANCE—FOREIGN	3.9%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c),(e)		2,000,000	1,979,244
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(c),(f)		14,830,000	14,856,694
Kyobo Life Insurance Co., Ltd., 5.90% to 6/15/27, due 6/15/52, 144A (South Korea)(b),(e)		4,200,000	4,114,950
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(f)		2,500,000	2,288,125
La Mondiale SAM, 5.05% to 12/17/25 (France)(a),(b),(c),(f)		2,000,000	2,172,017
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(a),(b),(e)		6,100,000	6,040,593
Pension Insurance Corp. PLC, 7.375% to 7/25/29 (United Kingdom)(a),(b),(c),(g)		6,032,000	7,090,935
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(c),(f),(g)		4,000,000	3,770,044
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(c),(f),(g)		5,800,000	4,921,155

			47,233,757

MULTI-LINE—FOREIGN	0.7%
CNP Assurances, 5.25%, due 7/18/53 (France)(f)		2,000,000	2,168,206
UnipolSai Assicurazioni SpA, 5.75% to 6/18/24, Series EMTN (Italy)(b),(c),(f)		5,869,000	6,362,939

			8,531,145

PROPERTY CASUALTY	1.6%
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		5,970,000	4,931,846
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		6,300,000	5,653,368

		Principal Amount	Value
Markel Corp., 6.00% to 6/1/25(b),(c)		$8,007,000	$7,996,991

			18,582,205

PROPERTY CASUALTY—FOREIGN	1.9%
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(b),(c),(f),(g)		5,030,000	5,416,690
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(f)		8,000,000	6,666,968
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(a),(b),(f)		2,000,000	1,951,730
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c),(e)		6,365,000	6,285,438
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b),(f)		3,000,000	2,390,625

			22,711,451

REINSURANCE	0.6%
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(e)		8,910,000	7,682,878

REINSURANCE—FOREIGN	1.1%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(a),(b),(f)		10,900,000	10,624,012
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(a),(b),(e)		2,000,000	1,941,164

			12,565,176

TOTAL INSURANCE			201,262,424

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	2.3%
Telefonica Europe BV, 5.875% to 3/31/24 (Spain)(b),(c),(f)		13,600,000	14,968,419
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b),(c),(f)		3,200,000	3,427,143
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		5,280,000	4,281,552
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		4,875,000	5,027,124

			27,704,238

OIL & GAS—FOREIGN	1.6%
BP Capital Markets PLC, 3.625% to 3/22/29 (United Kingdom)(b),(c),(f)		1,500,000	1,447,683
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b),(c)		4,000,000	3,869,000

		Principal Amount	Value
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b),(c)		$14,495,000	$13,580,003

			18,896,686

PIPELINES	1.6%
Energy Transfer LP, 6.50% to 11/15/26, Series H(b),(c)		6,600,000	6,206,508
Energy Transfer LP, 7.125% to 5/15/30, Series G(b),(c)		14,600,000	13,373,600

			19,580,108

PIPELINES—FOREIGN	5.0%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(a),(b)		950,000	888,282
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(a),(b)		21,030,000	19,953,054
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a),(b)		2,421,000	2,302,694
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a),(b)		8,605,000	8,196,691
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a),(b)		4,812,000	4,822,652
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(a),(b)		10,208,000	10,537,649
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(a),(b)		4,052,000	3,671,908
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(a),(b)		8,885,000	7,963,181
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a),(b)		2,000,000	1,949,600

			60,285,711

REAL ESTATE—RETAIL—FOREIGN	0.8%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(a),(b),(e)		11,600,000	10,220,559

UTILITIES	3.6%
ELECTRIC	1.8%
Edison International, 5.00% to 12/15/26, Series B(b),(c)		5,197,000	4,633,593
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(a),(b)		8,400,000	7,365,509
Sempra Energy, 4.875% to 10/15/25(b),(c)		9,555,000	9,196,688

			21,195,790

ELECTRIC—FOREIGN	1.8%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		10,622,000	8,988,655

		Principal Amount	Value
Enel SpA, 6.375% to 4/16/28, Series EMTN (Italy)(a),(b),(c),(f)		$2,000,000	$2,223,164
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(a),(b),(c),(f)		9,600,000	10,648,496

			21,860,315

TOTAL UTILITIES			43,056,105

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,501,079,493)			1,419,073,501

CORPORATE BONDS	0.4%
ELECTRIC—FOREIGN	0.3%
Enel Finance America LLC, 7.10%, due 10/14/27, 144A (Italy)(a),(e)		2,000,000	2,144,954
Enel Finance International NV, 7.50%, due 10/14/32, 144A (Italy)(a),(e)		1,600,000	1,804,635

			3,949,589

INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31, 144A(a),(e)		720,000	599,509

TOTAL CORPORATE BONDS (Identified cost—$4,147,776)			4,549,098

		Shares
SHORT-TERM INVESTMENTS	4.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.18%(h)		49,720,860	49,720,860

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$49,720,860)			49,720,860

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,992,346,212)	155.3%		1,867,041,889
LIABILITIES IN EXCESS OF OTHER ASSETS	(55.3)		(664,543,393)

NET ASSETS (Equivalent to $21.76 per share based on 55,273,457 shares of common stock outstanding)	100.0%		$1,202,498,496

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 125,000,000	0.270%	Monthly	4.486%(i)	Monthly	12/20/24	$9,422,975	$—	$9,422,975
35,000,000	0.249%	Monthly	4.486%(i)	Monthly	12/20/24	2,656,272	(606)	2,655,666
125,000,000	0.360%	Monthly	4.486%(i)	Monthly	12/20/25	12,257,253	—	12,257,253
35,000,000	0.349%	Monthly	4.486%(i)	Monthly	12/20/25	3,446,968	(1,589)	3,445,379
160,000,000	0.464%	Monthly	4.486%(i)	Monthly	12/20/26	18,701,841	(2,874)	18,698,967
70,000,000	0.930%	Monthly	4.454%(i)	Monthly	9/15/27	7,926,829	—	7,926,829
GBP 28,000,000	0.900%	Monthly	3.428%(j)	Monthly	9/15/27	3,942,324	—	3,942,324

						$58,354,462	$(5,069)	$58,349,393

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	8,146,580	USD	6,013,918	2/2/23	$(108,830)
Brown Brothers Harriman	CAD	452,980	USD	338,800	2/2/23	(1,648)
Brown Brothers Harriman	CAD	456,730	USD	342,005	2/2/23	(1,261)
Brown Brothers Harriman	EUR	65,272,786	USD	69,805,981	2/2/23	(1,155,349)
Brown Brothers Harriman	EUR	4,600,000	USD	4,946,794	2/2/23	(54,097)
Brown Brothers Harriman	GBP	4,087,676	USD	4,920,949	2/2/23	(118,541)
Brown Brothers Harriman	USD	300,074	CAD	400,826	2/2/23	1,176
Brown Brothers Harriman	USD	6,496,487	CAD	8,655,464	2/2/23	8,725
Brown Brothers Harriman	USD	75,912,590	EUR	69,872,786	2/2/23	49,632
Brown Brothers Harriman	USD	5,038,551	GBP	4,087,676	2/2/23	938
Brown Brothers Harriman	CAD	8,755,520	USD	6,572,276	3/2/23	(9,395)
Brown Brothers Harriman	EUR	72,552,799	USD	78,961,678	3/2/23	(57,267)
Brown Brothers Harriman	EUR	6,000,000	USD	6,526,800	3/2/23	(7,940)
Brown Brothers Harriman	EUR	14,000,000	USD	15,242,556	3/2/23	(5,170)
Brown Brothers Harriman	GBP	2,726,341	USD	3,362,328	3/2/23	(901)

						$(1,459,928)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $991,835,872 in aggregate has been pledged as collateral.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Variable rate. Rate shown is in effect at January 31, 2023.
(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $233,708,443 which represents 19.4% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $220,919,136 which represents 18.4% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $324,587,278 which represents 27.0% of the net assets of the Fund (17.2% of the managed assets of the Fund).

(h)	Rate quoted represents the annualized seven-day yield.
(i)	Based on 1-Month LIBOR. Represents rates in effect at January 31, 2023.
(j)	Based on 1-Month GBP SONIA. Represents rates in effect at January 31, 2023.

Country Summary	% of Managed Assets
United States	61.4
United Kingdom	7.4
Canada	7.4
France	6.7
Switzerland	3.8
Italy	2.2
Spain	1.7
Germany	1.3
Japan	1.2
Australia	1.0
Netherlands	0.6
Ireland	0.5
Other (includes short-term investments)	4.8

100.0

Information Classification: General

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The Board of Trustees has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include,

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—$25 Par Value	$393,698,430	$—	$—	$393,698,430
Preferred Securities—Capital Securities	—	1,419,073,501	—	1,419,073,501
Corporate Bonds	—	4,549,098	—	4,549,098
Short-Term Investments	—	49,720,860	—	49,720,860

Total Investments in Securities(a)	$393,698,430	$1,473,343,459	$—	$1,867,041,889

Forward Foreign Currency Exchange Contracts	$—	$60,471	$—	$60,471
Interest Rate Swap Contracts	—	58,349,393	—	58,349,393

Total Derivative Assets(a)	$—	$58,409,864	$—	$58,409,864

Forward Foreign Currency Exchange Contracts	$—	$(1,520,399)	$—	$(1,520,399)

Total Derivative Liabilities(a)	$—	$(1,520,399)	$—	$(1,520,399)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked-to-market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying Investments. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Binary Option Contracts: The Fund may write or purchase binary options, which are options in which the payout depends on whether the price of a particular asset will rise above or fall below a specified level. When the binary option expires the buyer receives either a pre-determined amount of cash or nothing at all.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of a swap agreement, the swap agreement will be novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement will become the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin will be designated on the Schedule of Investments and cash deposited will be recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps will be recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty, during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts, interest rate swap contracts and forward foreign currency exchange contracts activity for the three month ended January 31, 2023:

	Purchased Option Contracts(a),(b)	Interest Rate Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,297,000	$583,556,948	$83,814,982

(a)	Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for purchased option contracts.
(b)	Notional amount for digital binary option contracts represents the nominal payout amount.